Stock-Based Compensation - Expense Recorded (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based compensation expense
Stock-based compensation expense			$ 22,954	$ 3,399	$ 2,492
Stock options
Stock-based compensation expense
Stock-based compensation expense related to accelerated vesting		$ 2,257	2,257
Performance-based stock options
Stock-based compensation expense
Stock-based compensation expense	$ 15,898		$ 15,898
Service based stock options and RSUs
Stock-based compensation expense
Unvested service-based stock options and RSU awards (in shares)			1,784,212
Unrecognized compensation cost			$ 13,319
Period of recognition of unrecognized compensation cost			3 years 1 month 6 days